Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Parenthetical) (Details) - VIEs - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash paid for technical service fees.	¥ 4,140.0	¥ 2,422.0	¥ 1,140.0
Cash received for provision of goods and services	¥ 2.5	¥ 0.7	¥ 8.3